Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Investment securities disclosures
Debt securities held-to-maturity, Net carrying value	SFr 921	SFr 0
Debt securities held-to-maturity	921	0
Available-for-sale Securities, Debt Securities	797	1,005
Total investment securities	1,718	1,005
Bank
Investment securities disclosures
Debt securities held-to-maturity, Net carrying value	921	0
Available-for-sale Securities, Debt Securities	796	1,003
Total investment securities	SFr 1,717	SFr 1,003